UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23860

Polen Credit Opportunities Fund

(Exact name of registrant as specified in charter)

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

Polen Credit Opportunities Fund

1636 N Cedar Crest Blvd.

Suite #161

Allentown, PA 18104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Polen Credit Opportunities Fund
Institutional Class
SEMI-ANNUAL REPORT
October 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

POLEN CREDIT OPPORTUNITIES FUND
Semi-Annual Report
Performance Data
October 31, 2025
(Unaudited)
Average Annual Total Returns for the Periods Ended October 31, 2025
	Six Months†	1 Year	Since Inception†*
Institutional Class	1.78%	1.17%	4.76%
Bloomberg U.S. Universal Index**	3.87%	6.51%	6.49% ***
ICE BofA U.S. High Yield Index****	6.26%	8.03%	10.39% ***
50% ICE BofA US High Yield Index and 50% S&P UBS Leveraged Loan Index	5.35%	7.27%	9.37% ***

†	Not Annualized.
*	The Fund's Institutional Class commenced operations on August 28, 2023.
**	Source: Bloomberg Index Services Limited. BLOOMBERG® and the indices referenced herein (the “Indices”, and each such index, an “Index”) are service marks of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to Polen Capital Credit, LLC (the “Licensee” or the “Adviser”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property, of such Third-Party Provider. Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors, including a Third-Party Provider, approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither Bloomberg nor Bloomberg's licensors, including a Third-Party Provider, shall have any liability or responsibility for injury or damages arising in connection therewith.
***	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
****	Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, its affiliates and their respective third-party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the index, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates or their respective third-party providers shall not be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the index or the index data or any component thereof, and the index and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ICE DATA, its affiliates and their respective third-party suppliers do not sponsor, endorse, or recommend the Adviser, the Fund, or any of the Adviser’s products or services.
The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 1-833-996-2518. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, as stated in the current prospectus dated September 1, 2025, are 3.89% and 0.75%, respectively, of the Fund's average daily net assets for the Institutional Class shares, which may differ from the actual expenses incurred by the Fund for the period covered by this report. The Adviser has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (excluding distribution and service fees, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) do not exceed an annual rate of 0.75% (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2026, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund’s total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. Total returns would be lower had such fees and expenses not been waived and/or reimbursed.
All fund investing involves risk, including possible loss of principal. The Fund is non-diversified, which means that a large portion of the Fund’s assets may be invested in one or few companies or sectors. The Fund could fluctuate in value more than a diversified fund. Investing in foreign securities entails special risks, such as fluctuations in currency exchange rates and possible lax regulation of securities markets and accounting practices.

POLEN CREDIT OPPORTUNITIES FUND
Semi-Annual Report
Performance Data (Continued)
October 31, 2025
(Unaudited)
The volatility and other material characteristics of the indices referenced may be materially different from the performance achieved. Holdings of portfolios pursuing the strategy may be materially different from those within the index. Indices are unmanaged. It is impossible to invest directly in an index.
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.The S&P UBS Leveraged Loan Index is constructed to reflect the investible universe of U.S.-dollar denominated leveraged loans.
The Bloomberg U.S. Universal Index is the Fund's broad-based securities market index (the “Regulatory Benchmark”). The Fund's other performance benchmarks are the ICE BofA U.S. High Yield Index and a customized index comprising 50% ICE BofA U.S. High Yield Index and 50% S&P UBS Leveraged Loan Index (“Performance Benchmarks”). The Adviser believes the Performance Benchmarks are generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund's performance.

Polen Credit Opportunities Fund
Portfolio Holdings Summary Table
October 31, 2025
(Unaudited)
The following table presents a summary by industry of the portfolio holdings of the Fund:
	% of Net Assets	Value
SENIOR LOANS:
Materials	10.8%	$ 4,320,080
Media	5.9	2,341,208
Health Care	5.4	2,172,586
Insurance	5.3	2,138,621
Financial Services	4.8	1,909,551
Industrial Services	3.4	1,362,722
Consumer Discretionary Products	3.1	1,237,455
Industrial Products	2.5	986,274
Technology Hardware & Semiconductors	1.7	692,588
CORPORATE BONDS:
Materials	18.1	7,227,543
Consumer Discretionary Products	7.9	3,148,178
Consumer Discretionary Services	5.3	2,120,558
Industrial Products	3.2	1,283,705
Software & Technology Services	2.7	1,070,015
Industrial Services	2.1	840,000
Health Care Services	1.9	767,465
Insurance	1.1	424,916
Oil & Gas	0.5	202,426
ASSET-BACKED SECURITIES	8.1	3,247,540
COMMON STOCKS:
Materials	1.9	746,346
Industrial Products	0.4	152,154
PREFERRED STOCKS:
Consumer Discretionary Services	1.9	767,798
WARRANTS:
Industrial Products	0.0	—
Consumer Discretionary Services	0.0	—
Other Assets in Excess of Liabilities	2.0	802,372
NET ASSETS	100.0%	$39,962,101

Portfolio holdings are subject to change at any time.
See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 42.9%
Consumer Discretionary Products — 3.1%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 8.079% (SOFR +411 bps), 4/6/28(a)	$ 408,959	$ 392,192
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.263% (SOFR +426 bps), 6/1/28(a)	872,673	845,263
		1,237,455
Financial Services — 4.8%
First Eagle Holdings, Inc., Delayed Draw Term Loan, 8/16/32(b)(c)	112,329	112,063
First Eagle Holdings, Inc., Initial Term Loan, 7.711% (SOFR +350 bps), 8/16/32(a)(c)	1,110,417	1,107,796
Saothair T Bailey Acquisition, LLC, Term Loan A, 11.003% (SOFR +700 bps), 12/16/29(a)(d)(e)	689,692	689,692
		1,909,551
Health Care — 5.4%
CVET Midco 2 LP, Initial Term Loan, 9.002% (SOFR +500 bps), 10/13/29(a)(c)	1,932,788	1,691,189
EyeCare Partners, LLC, Tranche B Term Loan, 8.58% (SOFR +471 bps), 11/30/28(a)(c)	803,679	467,894
EyeCare Partners, LLC, Tranche C Term Loan, 10.72% (SOFR +685 bps), 11/30/28(a)(e)	64,297	13,503
		2,172,586
Industrial Products — 2.5%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.263% (SOFR +626 bps), 5/21/29(a)	558,175	558,175
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.763% (SOFR +676 bps), 5/21/29(a)	428,099	428,099
		986,274
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 3.4%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.465% (SOFR +550 bps), 7/29/33(a)	$ 590,000	$ 590,000
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.102% (SOFR +726 bps), 3/2/29(a)	474,202	424,117
LaserShip, Inc., Tranche E Term Loan, 5.763% (SOFR +176 bps), 8/10/29(a)	708,771	191,368
RLG Holdings, LLC, Second Lien Closing Date Initial Term Loan, 11.579% (SOFR +761 bps), 7/6/29(a)(e)	454,443	157,237
		1,362,722
Insurance — 5.3%
Asurion, LLC, New B-4 Term Loan, 9.329% (SOFR +536 bps), 1/20/29(a)	2,246,592	2,138,621
Materials — 10.8%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 6/30/26(d)(e)	93,845	45,280
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.815% (SOFR +785 bps), 11/24/28(a)(c)	2,150,000	1,935,000
IPS/CP Iris Holdco, Initial Term Loan, 10/17/33(c)(e)	1,020,000	1,009,800
Plastic Partitions Buyer, First Lien Term Loan, 12.00%, 12/20/30(d)(e)	1,330,000	1,330,000
		4,320,080
Media — 5.9%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.079% (SOFR +400 bps), 8/21/28(a)	920,000	920,874
MH Sub I, LLC, Second Lien Term Loan, 10.09% (SOFR +625 bps), 2/23/29(a)	1,609,974	1,203,455
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75%, 4/10/26(d)(e)(f)	1,225,303	216,879
		2,341,208

The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 1.7%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.283% (SOFR +560 bps), 2/1/30(a)	$ 730,000	$ 692,588
TOTAL SENIOR LOANS (Cost $19,790,278)		17,161,085
CORPORATE BONDS† — 42.8%
Consumer Discretionary Products — 7.9%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(g)	2,055,000	1,754,263
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(g)	2,331,000	1,393,915
		3,148,178
Consumer Discretionary Services — 5.3%
Fertitta Entertainment, LLC, 6.75%, 1/15/30(g)	1,360,000	1,262,477
Jacobs Entertainment, Inc., 6.75%, 2/15/29(g)	320,000	310,000
Scientific Games Holdings LP, 6.625%, 3/1/30(g)	600,000	548,081
		2,120,558
Health Care Services — 1.9%
APM West-Star Intermediate LLC, Tranche A, 10.502% (SOFR+650 bps), 7/25/30(a)(d)(e)(f)	599,498	599,497
APM West-Star Intermediate LLC, Tranche B, 13.00%, 7/25/30(d)(e)(f)	167,968	167,968
		767,465
Industrial Products — 3.2%
Madison IAQ, LLC, 5.875%, 6/30/29(g)	663,000	649,669
SPX Flow, Inc., 8.75%, 4/1/30(g)	620,000	634,036
		1,283,705
Industrial Services — 2.1%
Colca Capital, 15.50%, 5/23/30(d)(e)(f)	840,000	840,000
Insurance — 1.1%
HUB International Ltd., 7.375%, 1/31/32(g)	410,000	424,916
Materials — 18.1%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(g)	3,189,000	2,868,750
Northwest Acquisitions ULC, 7.125%, 11/1/22(d)(e)(f)(g)(h)	402,000	—
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(g)	$2,084,000	$ 1,516,369
Polished Metals Limited LLC, 13.704% (SOFR+910 bps), 4/14/27(a)(d)(e)	1,198,274	1,198,274
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(g)	660,000	654,150
Specialty Steel Holdings, Inc., 12.00%, 11/15/33(d)(e)	990,000	990,000
		7,227,543
Oil & Gas — 0.5%
Hilcorp Energy I LP, 7.25%, 2/15/35(g)	210,000	202,426
Software & Technology Services — 2.7%
CoreWeave, Inc., 9.25%, 6/1/30(g)	1,060,000	1,070,015
TOTAL CORPORATE BONDS (Cost $18,353,859)		17,084,806
ASSET-BACKED SECURITIES — 8.1%
Balboa Bay Loan Funding Ltd., 2023-1A, ERR, 9.284% (SOFR + 540 bps), 4/20/36(a)(g)	1,000,000	989,440
BBAM US CLO III Ltd., Ser 2023-3A, Class DR, 2023-3A, DR, 9.142% (SOFR + 520bps), 10/15/38(a)(g)	850,000	847,787
RR 26 Ltd., 2023-26A, DR, 8.305% (SOFR + 440 bps), 4/15/38(a)(g)	1,000,000	991,891
Trinitas CLO XXI Ltd., Ser 2022-21A, Class ER, 2022-21A, ER, 9.384% (SOFR + 550bps), 4/20/38(a)(g)	420,000	418,422
TOTAL ASSET-BACKED SECURITIES (Cost $3,263,856)		3,247,540
	Number of Shares
COMMON STOCKS† — 2.3%
Industrial Products — 0.4%
Utex Industries, Inc.(d)(e)*	2,718	152,154
Materials — 1.9%
Arctic Canadian Diamond Co. Ltd.(d)(e)*	134	6,566

The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Burgundy Diamond Mines Ltd.(d)(e)*	242,800	$ —
Specialty Steel Holdings, Inc.(d)(e)*	6	739,780
		746,346
TOTAL COMMON STOCKS (Cost $1,137,115)		898,500
PREFERRED STOCKS† — 1.9%
Consumer Discretionary Services — 1.9%
Learning Care Group P/S(d)(e)	397	767,798
TOTAL PREFERRED STOCKS (Cost $435,930)		767,798
	Par Value
WARRANTS † — 0.0%
Consumer Discretionary Services — 0.0%
Learning Care Group Warrant, Strike Price: $0.00, 3/13/30(d)(e)*	$117	—
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(d)(e)*	2,840	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 98.0% (Cost $42,981,038)		39,159,729
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		802,372
NET ASSETS - 100.0%		$ 39,962,101

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	As of October 31, 2025, the Fund had an unfunded loan commitment of $76,871 with this borrower, which could be extended at the option of the borrower. The unfunded loan commitment, which is not included in the Schedule of Investments and payable for investments purchased, had a market value and unrealized gain of $77,073 and $202, respectively. See Note 7.
(c)	All or a portion of this Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(e)	Security is deemed illiquid at October 31, 2025.
(f)	Security deemed to be restricted as of October 31, 2025. As of October 31, 2025, the fair value of restricted securities in the aggregate was $1,824,344, representing 4.57% of the Fund’s net assets. Additional information on restricted securities can be found in Note 1.
(g)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2025, these securities amounted to $16,536,607 or 41.38% of net assets.
(h)	Security is currently in default.
†	See Note 1. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System.
*	Non-income producing.
CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Assets and Liabilities
October 31, 2025
(Unaudited)
Assets
Investments, at value (Cost $42,981,038)	$39,159,729
Cash and cash equivalents	2,989,772
Receivables:
Interest	489,027
Investments sold	189,145
Investment adviser	39,339
Capital shares sold	34,659
Unfunded loan commitments	202
Prepaid expenses and other assets	12,875
Total Assets	42,914,748
Liabilities
Payables:
Investments purchased	2,632,480
Legal fees	101,267
Distributions to shareholders	98,274
Audit fees	68,295
Administration and accounting fees	17,041
Accrued expenses	35,290
Total Liabilities	2,952,647
Contingencies and Commitments (Notes 2 and 7)	—
Net Assets	$39,962,101
Net Assets Consisted of:
Paid-in capital	$44,156,015
Total distributable earnings/(loss)	(4,193,914)
Net Assets	$39,962,101
Institutional Class:
Net assets	$39,962,101
Shares outstanding	4,471,528
Net asset value per share	$ 8.94
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Operations
For the Six Months Ended October 31, 2025
(Unaudited)
Investment income
Interest	$ 2,323,505
Dividends	3,185
Less: foreign taxes withheld	(2,866)
Total investment income	2,323,824
Expenses
Advisory fees(Note 2)	263,234
Legal fees	106,371
Audit fees	69,649
Transfer agent fees(Note 2)	61,642
Trustees’ and officers’ fees(Note 2)	52,006
Administration and accounting fees(Note 2)	32,222
Shareholder reporting fees	18,399
Registration and filing fees	17,475
Custodian fees(Note 2)	5,030
Other expenses	7,258
Total expenses before waivers and/or reimbursements	633,286
Less: waivers and reimbursements(Note 2)	(475,429)
Net expenses after waivers and/or reimbursements	157,857
Net investment income	2,165,967
Net realized and unrealized loss from investments:
Net realized loss from investments	(388,247)
Net change in unrealized depreciation on investments	(1,103,176)
Net change in unrealized appreciation on unfunded loan commitments	202
Net realized and unrealized loss on investments	(1,491,221)
Net increase in net assets resulting from operations	$ 674,746
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$ 2,165,967	$ 3,158,602
Net realized losses from investments	(388,247)	(146,076)
Net change in unrealized depreciation on investments	(1,102,974)	(2,731,790)
Net increase in net assets resulting from operations	674,746	280,736
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(2,164,746)	(3,158,602)
Net decrease in net assets from dividends and distributions to shareholders	(2,164,746)	(3,158,602)
Increase in net assets derived from capital share transactions	970,352	14,904,780
Total increase/(decrease) in net assets	(519,648)	12,026,914
Net assets
Beginning of year/period	40,481,749	28,454,835
End of year/period	$39,962,101	$40,481,749
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Statement of Cash Flow
For the Six Months Ended October 31, 2025
(Unaudited)
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 674,746

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(15,990,258)
Proceeds from disposition of long-term portfolio investments	12,903,906
Net accretion and amortization of discount/premium on investment securities	(253,070)
Net realized loss from investments	388,247
Net change in unrealized depreciation on investments	1,103,176
Net change in unrealized appreciation on unfunded loan commitments	(202)
Increase in receivable for investments sold	(189,145)
Increase in interest receivable	(15,157)
Increase in receivable from investment adviser	(13,464)
Increase in prepaid expenses and other assets	(10,106)
Increase in payable for investments purchased	1,433,730
Increase in administration and accounting fees payable	263
Decrease in audit fees payable	(65,355)
Increase in legal fees payable	100,284
Decrease in accrued expense payable	(9,152)
Net cash provided by operating activities	58,443
Cash flows from financing activities:
Proceeds from sale of common stock	3,974,607
Payment of dividends and distributions to common stockholders	(648,336)
Payment of shares repurchased through tender offer	(4,489,301)
Net cash used in financing activities	(1,163,030)
Net decrease in cash and cash equivalents	(1,104,587)
Cash and cash equivalents:
Beginning of year	$ 4,094,359
End of period	$ 2,989,772

Supplemental disclosure of cash flow information:
Reinvestment of dividends	$ 1,510,269
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Period Ended April 30, 2024*
Per Share Operating Performance
Net asset value, beginning of year/period	$ 9.26	$ 10.03	$ 10.00
Net investment income(1)	0.48	0.93	0.68
Net realized and unrealized gain/(loss) on investments	(0.32)	(0.77)	0.03
Total from investment operations	0.16	0.16	0.71
Dividends and distributions to shareholders from:
Net investment income	(0.48)	(0.93)	(0.68)
Net asset value, end of year/period	$ 8.94	$ 9.26	$ 10.03
Total investment return(2)	1.78%	1.47%	7.30%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$39,962	$40,482	$28,455
Ratio of expenses to average net assets	0.75% (3)	0.75%	0.75% (3)(4)
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	3.01% (3)	3.89%	6.58% (3)(4)
Ratio of net investment income to average net assets	10.29% (3)	9.48%	10.04% (3)
Portfolio turnover rate(6)	33%	27%	21% (6)

*	Commencement of operations on August 28, 2023.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	Organizational and offering costs were not annualized in the calculation of the ratios.
(5)	During the period, certain fees were waived. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements
October 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
Polen Credit Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on February 13, 2023, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified, closed-end management investment company that operates as an “interval fund.” The Fund offers Institutional Class shares.
The Fund's registration statement under the 1940 Act and the Securities Act of 1933, as amended (the “Securities Act”) was declared effective on August 21, 2023. The Fund commenced investment operations on August 28, 2023. Simultaneous with the commencement of the Fund’s investment operations, Polen DDJ Strategic Income Plus Fund, L.P. (the “Predecessor Fund”), a Delaware limited partnership, reorganized with and transferred substantially all its assets and remaining liabilities into the Fund in exchange for 2,618,643 Institutional Class shares valued at $26,186,426 (the “Reorganization”). The Reorganization was accomplished at the close of business on August 25, 2023. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 5). Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareowners generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
The Fund’s investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in high yield credit instruments, with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada and Latin America. The Fund invests its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below), including high yield bonds and first and second lien loans of non-investment grade borrowers (“bank loans”). The Fund may invest in the debt securities of stressed and distressed issuers. The Fund also may invest in privately-negotiated debt instruments. The Fund may invest in certain collateralized products, such as collateralized loan obligations and collateralized debt obligations, backed by corporate loans issued to primarily U.S. obligors. The Fund may also make investments across the Latin American private corporate debt spectrum, including in direct lending and other alternative credit investments primarily denominated in U.S. dollars. Under normal conditions, the Fund invests at least 80% of its Managed Assets in credit instruments and other investments with similar economic characteristics, including convertible debt. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). As used herein, “Latin America” means Mexico and Puerto Rico as well as all countries in Central America, South America and the Caribbean. Although not a principal investment strategy, the Fund may invest up to 20% of its Managed Assets in other securities and instruments including, without limitation: equity securities, including equity securities of issuers that are related to the Fund’s investments in credit instruments, such as common stock and preferred stock (including warrants or other rights to acquire common or preferred stock) and cash equivalents and money market funds for the temporary investment of cash.
The Fund is considered an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Polen Credit Opportunities Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. The Fund’s fixed income securities and floating rate loans are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Securities that do not have a readily available current market value are valued by the Fund’s investment adviser, Polen Capital Credit, LLC (“Polen Credit" or the “Adviser”), as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
available. In the event that market quotes are not readily available and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and determine whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for corporate bonds and senior loans are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Senior Loans
Materials	$ 4,320,080	$ —	$ 2,944,800	$ 1,375,280
Media	2,341,208	—	2,124,329	216,879
Health Care	2,172,586	—	2,172,586	—
Insurance	2,138,621	—	2,138,621	—
Financial Services	1,909,551	—	1,219,859	689,692
Industrial Services	1,362,722	—	1,362,722	—
Consumer Discretionary Products	1,237,455	—	1,237,455	—
Industrial Products	986,274	—	986,274	—
Technology Hardware & Semiconductors	692,588	—	692,588	—
Corporate Bonds
Materials	7,227,543	—	5,039,269	2,188,274
Consumer Discretionary Products	3,148,178	—	3,148,178	—
Consumer Discretionary Services	2,120,558	—	2,120,558	—
Industrial Products	1,283,705	—	1,283,705	—
Software & Technology Services	1,070,015	—	1,070,015	—
Industrial Services	840,000	—	—	840,000
Health Care Services	767,465	—	—	767,465
Insurance	424,916	—	424,916	—
Oil & Gas	202,426	—	202,426	—
Asset-Backed Securities	3,247,540	—	3,247,540	—
Common Stocks
Materials	746,346	—	—	746,346
Industrial Products	152,154	—	—	152,154
Preferred Stocks
Consumer Discretionary Services	767,798	—	—	767,798
Warrants
Industrial Products	—	—	—	— *
Consumer Discretionary Services	—	—	—	— *
Total Assets	$ 39,159,729	$ —	$ 31,415,841	$ 7,743,888

*	Current value is $0.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Asset Type	Senior Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of April 30, 2025	$1,917,677	$2,143,970	$ 989,122	$733,656	$—*	$ 5,784,425
Purchases	1,375,202	2,627,972	—	—	—	4,003,174
Sales	(223,564)	(991,503)	—	—	—	(1,215,067)
Accrued premiums/(discounts)	1,456	706	—	—	—	2,162
Realized gain/(loss)	3,868	29	(347,781)	—	—	(343,884)
Net change in unrealized appreciation/(depreciation)	(792,788)	14,565	251,560	34,142	—	(492,521)
Transfers in to Level 3**	—	—	5,599	—	—	5,599
Transfers out of Level 3**	—	—	—	—	—	—
Balance as of October 31, 2025	$2,281,851	$3,795,739	$ 898,500	$767,798	$—*	$ 7,743,888
Net change in unrealized appreciation/(depreciation) on investments held at October 31, 2025	$ (792,788)	$ 14,565	$ (96,221)	$ 34,142	$—	$ (840,302)

* Current value is $0.
** Transfers are calculated on the beginning of period values. During the six months ended October 31, 2025, a security valued at $5,599 was transferred from Level 1 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of certain material Level 3 investments.
Asset Class	Value as of 10/31/25	Valuation Technique	Unobservable Inputs	Range (Weighted Average)	Issuer	(Weighted Average)
Corporate Bonds and Notes	3,795,739	Yield analysis	Yield to maturity/worst	10.36% - 15.50%	Polished Metals, Colca, WestStar, SSHI	12.83%

		Expected Recovery			Northwest Acquisitions	N/A
Bank Loans	2,019,692	Yield analysis	Yield to maturity/worst	12.60% - 12.60%	Plastic Partitions, T Bailey	11.61%

	216,879	Market Approach	EBITDA multiple market	7.41	SNY	7.41
			Weight ascribed to approach	50%

		Discounted cash flow analysis	Discount rate	12.60%		12.60%
			Termination value multiple	7.41
			Weight ascribed to approach	50%

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Asset Class	Value as of 10/31/25	Valuation Technique	Unobservable Inputs	Range (Weighted Average)	Issuer	(Weighted Average)
	45,280	Market Approach	Present Value of Loan	84.59	Arctic Canadian	84.59
			Weight ascribed to approach	10%

		Liquidation Recovery	Restructured Value	44.21		44.21
			Weight ascribed to approach	90%

Common Stock	891,934	Market Approach	EBITDA multiple market	8.00x - 8.59x	SSHI, UTEX, RA	8.49x
			Weight ascribed to approach	50%

		Discounted cash flow analysis	Discount rate	12.50% - 17.12%		16.33%
			Termination value multiple	1.19x - 4.56x		5.76x
			Weight ascribed to approach	50%

	6,566	Discounted cash flow analysis	Discount rate	12.1%	Arctic	12.13%
			Weight ascribed to approach	100%

		Expected Recovery	Value of Common Equity	0	Burgundy	N/A
			Weight ascribed to approach	100%

Preferred Stock	767,798	Market Approach	EBITDA multiple market	11.63x		11.63x
			Weight ascribed to approach	50%

		Discounted cash flow analysis	Discount rate	17.12%		17.12%
			Termination value multiple	10.00x		10.00x
			Weight ascribed to approach	50%

Warrants	–*	Intrinsic value	Strike price per share	108.94 - 1678.62	UTEX	N/A
			Per share value (fully diluted)	$66.42 - $1,248.69
Total	$7,743,888
* Current value is $0.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund's assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as MGECS, ICE BofA, or GICS, as applicable, for other purposes.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is recorded on the accrual basis, using the effective yield method. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund may be subject to foreign taxes on unrealized and realized gains on certain foreign investments. The Fund applies for refunds where available. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating interest rate. In certain circumstances, the Fund may receive various fees upon the restructure of a senior floating interest rate by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statement of Operations.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryforwards are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Senior Loans — The Fund invests in senior loans and other floating rate investments. Senior loans typically are rated below investment grade. Below investment grade securities, including senior loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. These securities, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a senior loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many senior loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.
Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act . It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The below securities are restricted from resale as of October 31, 2025:
	Security Type	Acquisition Date	Cost	Value
Colca Capital	Corporate Bonds	5/23/2025	$ 840,000	$ 840,000
Northwest Acquisitions ULC*	Corporate Bonds	09/26/2019	320,266	—
Sterling Entertainment Enterprises, LLC*	Senior Loans	12/27/2017	1,225,303	216,879
APM West-Star Intermediate LLC, Tranche A	Corporate Bonds	7/25/2025	588,086	599,497
APM West-Star Intermediate LLC, Tranche B	Corporate Bonds	7/25/2025	164,815	167,968
				$ 1,824,344

*	The Fund commenced investment operations on August 28, 2023. Simultaneous with the commencement of the Fund’s investment operations, Polen DDJ Strategic Income Plus Fund, L.P. (the “Predecessor Fund”), a Delaware limited partnership, reorganized with and transferred substantially all its assets and remaining liabilities into the Fund. The acquisition date listed is the original acquisition date by the Predecessor Fund.
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.
Private Placement Securities — The Fund may invest in private placement securities, which are considered restricted. Restricted securities are securities that may not be offered for public sale without first being registered under the Securities Act. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security may agree to register such securities for resale either upon demand by the Fund or in connection with another registered offering of the securities. The Fund’s restricted securities are valued in accordance with the valuation policies and procedures established by the valuation designee. Although restricted securities can be resold in private or exempt transactions, the prices realized on such transactions could differ from the restricted securities’ current estimated fair market values.
Segment Reporting — In accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Trust has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Fund (the “Management Agreement”). The Management Agreement provides for the Fund to pay an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund's average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes). The Adviser has contractually agreed to waive its fees and/or reimburse

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
expenses to the extent necessary to ensure that total annual fund operating expenses (excluding distribution and service fees, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) do not exceed an annual rate of 0.75% (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2026, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser with respect to the Fund for a three-year period following the date of such fee waiver and/or expense reimbursement, to the extent the Fund's total annual operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement.
As of October 31, 2025, the amount of potential recovery was as follows:
04/30/2027	04/30/2028	10/31/2028	Total
$1,202,866	$1,045,918	$475,429	$2,724,213
For the six months ended October 31, 2025, the Adviser earned advisory fees of $263,234 and waived and/or reimbursed fees of $475,429.
The Fund has not recorded a commitment or contingent liability at October 31, 2025.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Fund has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Fund and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and PFO, to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
3. Investment in Securities
For the six months ended October 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$15,990,258	$12,903,906
The Fund is permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended October 31, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.
4. Capital Share Transactions
For six months ended October 31, 2025 and the year ended April 30, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Institutional Class
Sales	422,375	$ 3,949,384	1,496,431	$14,555,107
Reinvestments	163,291	1,510,269	277,261	2,709,242
Repurchase Offers	(484,053)	(4,489,301)	(241,854)	(2,359,569)
Net increase	101,613	$ 970,352	1,531,838	$14,904,780

Significant Shareholders
As of October 31, 2025, the Fund had certain shareholders that held 10% or more of the total outstanding shares of the Fund. Transactions by these shareholders, which do not include omnibus accounts, may have a material impact on the Fund.
Affiliated Shareholders	36%
5. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without the approval of the holders of a majority of the Fund's outstanding common shares of beneficial interest, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund will make repurchase offers every three months. Although the Fund's policy permits repurchases of between 5% and 25% of the Fund’s outstanding Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
the Fund’s outstanding common shares at NAV, subject to approval of the Board of Trustees. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis. During the six months ended October 31, 2025, repurchase offers made by the Fund were as follows:
Commencement Date	Expiration Date	Repurchase Pricing Date	Share Class	Total Shares Tendered	Total Shares Repurchased	Repurchase Price
5/30/25	7/01/25	7/01/25	Institutional Class	252,647	252,647 *	$9.37
8/29/25	10/01/25	10/01/25	Institutional Class	341,257	231,406 **	$9.17

* The repurchase offer expiring July 1, 2025 was oversubscribed and the Fund elected to repurchase the full amount requested by shareholders.
** The repurchase offer expiring October 1, 2025 was oversubscribed such that proration of repurchase requests was required.
6. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. These temporary differences are primarily due to tax adjustments on defaulted bonds, IRC 362(e) basis adjustment outstanding, and capital loss carryforwards. For the year ended April 30, 2025, there was no reclassification between the components of net assets.
For the period ended April 30, 2025, the tax character of distributions paid by the Fund was $3,158,602 of ordinary income dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Temporary Differences
Polen Credit Opportunities Fund	$(407,048)	$105,158	$(2,309,891)	$(92,133)

POLEN CREDIT OPPORTUNITIES FUND
Notes to Financial Statements (Concluded)
October 31, 2025
(Unaudited)
As of October 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
$42,981,038	$721,541	$(4,542,850)	$(3,821,309)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
7. Commitments and Contingencies
The Fund may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of October 31, 2025, there were no outstanding bridge facility commitments.
Unfunded Loan Commitments — The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by a Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investments. Unfunded loan commitments are included in the Portfolio of Investments. As of October 31, 2025, the Fund had unfunded loan commitments of $76,871 (see details in the Portfolio of Investments).
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On November 28, 2025, the Fund commenced an offer to repurchase 5% of its outstanding shares as of January 2, 2026. At the time of this report mailing, the results of the offer were not known. The results of the offer will be disclosed in the annual report to shareholders dated April 30, 2026.
Management has evaluated, and has determined, there are no additional subsequent events.

POLEN CREDIT OPPORTUNITIES FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-833-996-2518 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Polen Capital Credit, LLC
1075 Main Street
Suite 320
Waltham, MA 02451
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Kirkland & Ellis LLP
601 Lexington Avenue
New York, NY 10022
PCO-1025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable – Semi Annual Report

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable – Semi Annual Report

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) None

(b) None

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Polen Credit Opportunities Fund

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: January 5, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: January 5, 2026

*	Print the name and title of each signing officer under his or her signature.